Retained Interest in Purchased Accounts Receivable - Summary of purchased invoices and purchase order advances (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Retained Interest In Purchased Accounts Receivable [Abstract]
Purchased invoices	$ 83,653,644	$ 95,875,787
Purchase order advances	843,193	435,928
Purchased invoices and purchase order advances, Total	$ 84,496,837	$ 96,311,715